Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Expense	Income tax expense for the nine-month period ended September 30, 2023 and 2022 consisted of the following:
	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Current:
Federal	$-	$-
State	-	1,600
Foreign	-	-
Total Current	$-	$1,600
Deferred:
Federal	$-	$-
State	-	-
Foreign	80,696	(166,696)
Total Deferred	$80,696	$(166,696)
Total provision for (benefit from) income taxes	$80,696	$(165,096)
Income tax expense for the years ended December 31, 2022 and 2021 consisted of the following:
	Year Ended December 31,
	2022	2021
Current:
Federal	$-	$-
State	2,400	800
Foreign	-	-
Total Current	$2,400	$800
Deferred:
Federal	$-	$-
State	-	-
Foreign	795,378	(187,055)
Total Deferred	$795,378	$(187,055)
Total provision for income taxes	$797,778	$(186,255)

Schedule of Deferred Tax Assets (Liability)	Deferred tax assets (liability) as of September 30, 2023 and December 31, 2022 consist approximately of:
	September 30, 2023	December 31, 2022
	(Unaudited)
Loss on impairment of Assets	679,428	709,961
Net operating loss carryforwards	5,713,161	5,866,623
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	6,392,589	6,576,584
Valuation allowance	(6,358,333)	(6,459,474)
Deferred tax assets, net	$34,256	$117,110
Deferred tax assets (liability) as of December 31, 2022 and December 31, 2021 consist approximately of:
	December 31,	December 31,
	2022	2021
Loss on impairment of Assets	709,961	741,390
Net operating loss carryforwards	5,866,623	2,801,363
Tax credit of investment	-	698,187
Operating lease liabilities	213,482	-
Operating lease assets	(213,482)	-
Deferred tax assets, Gross	6,576,584	4,240,940
Valuation allowance	(6,459,474)	(3,259,028)
Deferred tax assets, net	117,110	981,912